Offerings - Offering: 1	Jun. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value
Amount Registered | shares	15,164,767
Proposed Maximum Offering Price per Unit	17.1
Maximum Aggregate Offering Price	$ 259,317,516
Fee Rate	0.01531%
Amount of Registration Fee	$ 39,701.51
Offering Note
(1)
Calculated solely for the purpose of computing the amount of the registration fee pursuant to Rules 457(c) and (h) under the Securities Act of 1933, as amended (the “Securities Act”). Pursuant to Rule 457(c) under the Securities Act, this price is calculated based on the average of the high and low of our ordinary shares, no par value per share, of Nomad Foods Limited (“Ordinary Shares”) as reported on the NYSE on June 9, 2025.

(2)
This registration statement covers a total of 15,164,767 Ordinary Shares reserved for issuance under the Nomad Foods Limited 2025 Equity Incentive Plan. Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional Ordinary Shares which may be offered and issued under the reason of any stock dividend, stock split, recapitalization or other similar transaction.